VIRTUS KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Brazil—3.8%
Tegma Gestao Logistica S.A.	430,176	$ 2,367
Canada—3.0%
CAE, Inc.(1)	47,882	989
Pason Systems, Inc.	74,884	864
		1,853

China—3.1%
Haitian International Holdings Ltd.	660,947	1,921
France—2.5%
Alten S.A.	10,687	1,559
Indonesia—1.2%
Sarana Menara Nusantara Tbk PT	13,306,000	722
Italy—4.4%
FinecoBank Banca Fineco SpA	86,246	1,292
Gruppo MutuiOnline SpA	36,011	1,455
		2,747

Japan—5.3%
MarkLines Co., Ltd.	76,944	1,718
MEITEC Group Holdings, Inc.	54,977	1,060
Mercari, Inc.(1)	39,678	506
		3,284

Lithuania—5.8%
Baltic Classifieds Group plc	1,253,596	3,568
Malaysia—2.2%
Heineken Malaysia Bhd	279,315	1,370
Mexico—3.2%
Corp. Moctezuma SAB de C.V.	436,121	1,951
Norway—2.3%
Bouvet ASA	246,239	1,404
	Shares	Value

Poland—2.1%
Grupa Pracuj S.A.	77,233	$ 1,303
Singapore—3.2%
Haw Par Corp., Ltd.	278,117	1,994
South Korea—1.1%
S-1 Corp.	14,611	663
Sweden—1.1%
BTS Group AB Class B	21,214	649
United Kingdom—14.5%
AJ Bell plc	317,093	1,210
Auto Trader Group plc	278,898	2,465
FDM Group Holdings plc	254,142	1,100
Mortgage Advice Bureau Holdings Ltd.	98,946	1,139
Rightmove plc	441,807	3,065
		8,979

United States—38.0%
First Hawaiian, Inc.	42,803	940
Fox Factory Holding Corp.(1)	24,125	1,256
FTI Consulting, Inc.(1)	13,419	2,822
Landstar System, Inc.	10,694	2,061
MediaAlpha, Inc. Class A(1)	31,564	643
Moelis & Co. Class A	37,466	2,127
Morningstar, Inc.	3,215	992
nCino, Inc.(1)	41,342	1,545
NVE Corp.	9,725	877
Primerica, Inc.	15,839	4,007
Ryan Specialty Holdings, Inc. Class A	56,239	3,121
Simpson Manufacturing Co., Inc.	14,888	3,055
		23,446

Total Common Stocks (Identified Cost $49,594)		59,780

Total Long-Term Investments—96.8% (Identified Cost $49,594)		59,780

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)(2)	89,396	$ 89
Total Short-Term Investment (Identified Cost $89)		89

TOTAL INVESTMENTS—97.0% (Identified Cost $49,683)		$59,869
Other assets and liabilities, net—3.0%		1,868
NET ASSETS—100.0%		$61,737

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	39%
United Kingdom	15
Lithuania	6
Japan	6
Italy	5
Brazil	4
Singapore	3
Other	22
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$59,780	$59,780
Money Market Mutual Fund	89	89
Total Investments	$59,869	$59,869
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Global Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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